Contingent Acquisition Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2013	Oct. 02, 2012
J.A. Thomas and Associates [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payments	$ 25,000
Business Combination, Contingent Consideration, Liability		$ 0
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Liability	$ 450